SEGMENT AND GEOGRAPHIC INFORMATION - Key financial metrics by segment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PREPARATION
Revenue	€ 66,945,000	€ 60,836,000	€ 90,246,000
Segment adjusted EBITDA	6,267,000	(74,457,000)	39,099,000
Foreign currency gains	6,294,000		2,969,000
Share listing expenses		71,630,000
General and administration costs	11,404,000	11,792,000	12,538,000
(Impairment) / Reversal on impairment on financial assets		(20,000)	(22,696,000)
Reversal of receivables from the Silicon Group
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets			(21,375,000)
Shareholder receivable
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets			(1,418,000)
Total management reporting
BASIS OF PREPARATION
Revenue	66,945,000	60,836,000	90,246,000
Segment adjusted EBITDA	6,267,000	(74,457,000)	39,099,000
Total management reporting | Technical equipment and processes
BASIS OF PREPARATION
Revenue	54,446,000	49,593,000	78,743,000
Segment adjusted EBITDA	3,415,000	611,000	12,872,000
Total management reporting | Spare parts and services
BASIS OF PREPARATION
Revenue	11,885,000	11,192,000	11,503,000
Segment adjusted EBITDA	2,261,000	2,459,000	3,787,000
Other
BASIS OF PREPARATION
Revenue	615,000	51,000
Segment adjusted EBITDA	591,000	(77,527,000)	22,440,000
Legal and consulting fee	3,390,000	3,607,000
Insurances and salaries	6,149,000
Waiver with debtor's warrant	5,000,000
Foreign currency gains	€ 5,100,000
Share listing expenses		71,631,000	5,410,000
Amount of other costs		1,765,000
General and administration costs		€ 3,250,000
Gain (loss) from bonus payment relating to disposal			4,700,000
Salaries and insurances			2,207,000
Compensation amount			1,875,000
Other | Reversal of receivables from the Silicon Group
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets			21,375
Other | Shareholder receivable
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets			€ 1,418,000